CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Common shares [Member]	Treasury stock [Member]	Additional Paid-in Capital [Member]	Retained earnings (accumulated deficit) [Member]	Accumulated other comprehensive income [Member]	Equity (Deficit) attributable to ReneSola Ltd [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2011	$ 601,141,456	$ 422,313,848	$ (1,943,822)	$ 4,110,849	$ 104,859,324	$ 71,645,808	$ 600,986,007	$ 155,449
Balance (in shares) at Dec. 31, 2011		172,613,664
Increase (Decrease) in Stockholders' Equity
Net loss	(242,562,132)				(242,515,539)		(242,515,539)	(46,593)
Other comprehensive income (loss), net of tax	3,190,413					3,190,413	3,190,413
Share-based compensation	2,221,406			2,221,406			2,221,406
Share exercised by employee		1,081,768		(1,081,768)
Share exercised by employee (in shares)		160,000
Issue cost refund	8,779	8,779					8,779
Cancellation of ADSs		(1,943,822)	1,943,822
Repurchase from noncontrolling interest	403,563							403,563
Balance at Dec. 31, 2012	364,403,485	421,460,573		5,250,487	(137,656,215)	74,836,221	363,891,066	512,419
Balance (in shares) at Dec. 31, 2012		172,773,664
Increase (Decrease) in Stockholders' Equity
Net loss	(258,919,494)				(258,915,539)		(258,915,539)	(3,955)
Other comprehensive income (loss), net of tax	8,777,439					8,777,439	8,777,439
Share-based compensation	1,626,560			1,626,560			1,626,560
Share exercised by employee	477,829	1,405,098		(927,269)			477,829
Share exercised by employee (in shares)		593,800
Issuance of ordinary shares (net of issuance cost of $4,551,958)	52,950,543	52,950,543					52,950,543
Issuance of ordinary shares (net of issuance cost of $4,551,958) (in shares)		30,000,000
Repurchase from noncontrolling interest	(299,818)							(299,818)
Balance at Dec. 31, 2013	169,016,544	475,816,214		5,949,778	(396,571,754)	83,613,660	168,807,898	208,646
Balance (in shares) at Dec. 31, 2013		203,367,464
Increase (Decrease) in Stockholders' Equity
Net loss	(33,633,793)				(33,630,021)		(33,630,021)	(3,772)
Other comprehensive income (loss), net of tax	(2,533,628)					(2,533,628)	(2,533,628)
Share-based compensation	2,240,126			2,240,126			2,240,126
Share exercised by employee	271,944	949,674		(677,730)			271,944
Share exercised by employee (in shares)		410,000
Repurchase from noncontrolling interest	(204,874)							(204,874)
Balance at Dec. 31, 2014	$ 135,156,319	$ 476,765,888		$ 7,512,174	$ (430,201,775)	$ 81,080,032	$ 135,156,319
Balance (in shares) at Dec. 31, 2014		203,777,464